Income Tax	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Tax

Note 9 — Income Tax

The Company’s net deferred tax assets are as follows:

June 30, 2022
Deferred tax asset
Net operating loss carryforward	$994,000
Valuation allowance	(994,000)
Deferred tax (liability) asset	$—

The income tax provision consists of the following:

June 30, 2022
Federal
Current	$—
Deferred	(718,000)
State	—
Current	—
Deferred	—
Change in valuation allowance	718,000
Income tax provision expense	$—

A reconciliation of the federal income tax rate to the Company’s effective tax rate at June 30, 2022 is as follows:

June 30, 2022
Statutory federal income tax rate	21%
State taxes, net of federal tax benefit	0%
Permanent differences	120%
Valuation allowance	(141)%
Income tax provision expense	0%

As of June 30, 2022, the Company had $994,000 in net operating loss carryforwards available to offset future taxable income.

Note 9 — Income Tax

The Company’s net deferred tax assets are as follows:

December 31, 2021
Deferred tax asset
Net operating loss carryforward	$276,000
Valuation allowance	(276,000)
Deferred tax (liability) asset	$—

The income tax provision consists of the following:

December 31, 2021
Federal
Current	$—
Deferred	(268,000)
State	—
Current	—
Deferred	—
Change in valuation allowance	268,000
Income tax provision expense	$—

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2021 is as follows:

2021
Statutory federal income tax rate	21%
State taxes, net of federal tax benefit	0%
Permanent differences	(27)%
Valuation allowance	6%
Income tax provision expense	0%

As of December 31, 2021, the Company had $276,000 in net operating loss carryforwards available to offset future taxable income.